Income Taxes (Details) - Schedule of Significant Components of the Deferred Tax Assets - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Net operating loss carried forward	$ 988,773	$ 654,588	$ 242,785
Unrealized foreign exchange loss	(32,109)	(36,521)	(31,229)
Total deferred tax assets	956,664	618,067	211,556
Valuation allowance	(602,095)	(468,938)	(211,556)	$ (51,244)
Deferred tax assets, net of valuation allowance	$ 354,569	$ 149,129